UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: March 31, 2011 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL May 10, 2011


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $101,694
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP CMN                   Com              000361105     6652   239960 SH       Sole                   239960
AMERICAN PUBLIC EDUCATION INC  Com              02913v103      290     7161 SH       Sole                     7161
ANALOGIC CORP COM PAR $0.05    Com              032657207     5053    89348 SH       Sole                    89348
ARMSTRONG WORLD INDS INC NEW   Com              04247x102     3419    73899 SH       Sole                    73899
BALL CORP COM                  Com              058498106      623    17366 SH       Sole                    17366
BEACON ROOFING SUPPLY COM      Com              073685109     3500   170989 SH       Sole                   170989
BRIGGS & STRATTON CORP. CMN    Com              109043109     3584   158214 SH       Sole                   158214
BUFFALO WILD WINGS INC         Com              119848109     4849    89095 SH       Sole                    89095
CABELAS INC.                   Com              126804301     3206   128186 SH       Sole                   128186
ESCO ELECTRONICS CORP          Com              296315104     4989   130783 SH       Sole                   130783
FEI CO COM                     Com              30241L109      534    15825 SH       Sole                    15825
GOODRICH CORP                  Com              382388106      266     3108 SH       Sole                     3108
HEARTLAND EXPRESS INC          Com              422347104     1286    73319 SH       Sole                    73319
HENRY JACK & ASSOC INC         Com              426281101     7128   210330 SH       Sole                   210330
HUB GROUP INC                  Com              443320106     1253    34622 SH       Sole                    34622
HUNT JB TRANS SVC INC COM      Com              445658107     2564    56445 SH       Sole                    56445
Hibbett Sporting Goods Inc     Com              428565105     4827   134801 SH       Sole                   134801
INNERWORKINGS INC              Com              45773Y105     2795   378682 SH       Sole                   378682
INSITUFORM TECHNOLOGIES INC    Com              457667103     5402   201950 SH       Sole                   201950
KNIGHT TRANSPORTATION INC      Com              499064103     1273    66113 SH       Sole                    66113
LEGGETT & PLATT INC            Com              524660107     6722   274354 SH       Sole                   274354
LKQ CORP                       Com              501889208      636    26407 SH       Sole                    26407
Merit Medical  System Inc Com  Com              589889104     1603    81705 SH       Sole                    81705
ODL DOMINION FGHT LINES INC    Com              679580100     1389    39570 SH       Sole                    39570
OPLINK COMMUNICATIONS INC      Com              68375q403     1527    78344 SH       Sole                    78344
Oxford Industries Inc          Com              691497309     3150    92127 SH       Sole                    92127
PLANTRONICS INC NEW            Com              727493108     4273   116698 SH       Sole                   116698
QUANEX BUILDING PRODUCTS CORP  Com              747619104     2693   137167 SH       Sole                   137167
RELIANCE STEEL & ALUMINUM CO   Com              759509102     4224    73108 SH       Sole                    73108
RICHARDSON ELECTRS COM         Com              763165107     4724   358431 SH       Sole                   358431
ROADRUNNER TRNSN SVCS HLDG INC Com              76973Q105     1294    86255 SH       Sole                    86255
STANDARD MICROSYSTEMS COM      Com              853626109     1879    76186 SH       Sole                    76186
Swift Transportation Inc Com   Com              870756103     1267    86217 SH       Sole                    86217
UTSTARCOM INC                  Com              918076100     1071   455559 SH       Sole                   455559
WINNEBAGO INDS INC COM         Com              974637100     1751   130991 SH       Sole                   130991